Related party transactions - Due to Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related party transactions
Amounts due to related parties	$ 17,662	¥ 114,913	¥ 131,425
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Amounts due to related parties		105,754	121,540
Shanghai Mingyu Barcode Technology Ltd.
Related party transactions
Amounts due to related parties		2,128	5,663
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Related party transactions
Amounts due to related parties		¥ 7,031	¥ 4,222